Equity - Hedging reserve (Details)				1 Months Ended	5 Months Ended	6 Months Ended
	Oct. 26, 2020 USD ($) contract vessel	Dec. 07, 2018 USD ($) contract	Jun. 29, 2018 USD ($)	Apr. 20, 2018 USD ($) contract vessel	Jun. 06, 2022 joint_venture	Jun. 30, 2022 USD ($)	Dec. 31, 2020 USD ($) contract	Jan. 26, 2022 USD ($)	Dec. 31, 2021 USD ($)	Mar. 31, 2018 USD ($)
Senior secured credit facilities
Disclosure of classes of share capital [line items]
Notional Value										$ 220,000,000
Secured vessels loan 713.0M
Disclosure of classes of share capital [line items]
Notional Value						$ 713,000,000.0	$ 713,000,000
Secured vessels loan 73.45M
Disclosure of classes of share capital [line items]
Notional Value						73,450,000
TI Asia Ltd and TI Africa Ltd
Disclosure of classes of share capital [line items]
Number of joint venture companies | joint_venture					2
Long term charter parties Cap Quebec and Cap Pembroke
Disclosure of classes of share capital [line items]
Number of vessels in time charter | vessel				2
Long term charter parties Cap Quebec and Cap Pembroke | USD 173.6 million facility - Cap Quebec and Cap Pembroke
Disclosure of classes of share capital [line items]
Notional Value				$ 173,600,000
Long term charter parties, Cap Corpus Christi and Cap Port Arthur
Disclosure of classes of share capital [line items]
Number of vessels in time charter | vessel	2
Long term charter parties, Cap Corpus Christi and Cap Port Arthur | USD 173.6 million facility - Cap Corpus Christi and Cap Port Arthur
Disclosure of classes of share capital [line items]
Notional Value	$ 173,600,000
Interest rate swaps
Disclosure of classes of share capital [line items]
Notional Value						230,400,000
Financial instruments designated as hedging instruments, at fair value						14,600,000
Change recognized in OCI						9,600,000
Interest rate swaps | Secured vessels loan 713.0M
Disclosure of classes of share capital [line items]
Notional Value						230,444,000
Change recognized in OCI						9,593,000
Interest rate swaps | Secured vessels loan 73.45M
Disclosure of classes of share capital [line items]
Notional Value						73,450,000
Change recognized in OCI						3,285,000
Interest rate swaps | Joint ventures
Disclosure of classes of share capital [line items]
Derivative, notional amount			$ 208,800,000
Portion of ownership interest in derivative financial instrument			50.00%
Interest rate swaps | Long term charter parties
Disclosure of classes of share capital [line items]
Notional Value							$ 237,200,000
Number of financial instruments entered into | contract							6
Interest rate swaps | Long term charter parties Cap Quebec and Cap Pembroke
Disclosure of classes of share capital [line items]
Notional Value				$ 86,800,000		60,200,000
Number of financial instruments entered into | contract				2
Financial instruments designated as hedging instruments, at fair value						200,000
Change recognized in OCI						3,200,000
Interest rate swaps | Long term charter parties Cap Quebec and Cap Pembroke | USD 173.6 million facility - Cap Quebec and Cap Pembroke
Disclosure of classes of share capital [line items]
Notional Value						60,164,000
Change recognized in OCI						3,208,000
Interest rate swaps | Long term charter parties, Cap Corpus Christi and Cap Port Arthur
Disclosure of classes of share capital [line items]
Notional Value	$ 70,100,000					63,500,000
Number of financial instruments entered into | contract	2
Financial instruments designated as hedging instruments, at fair value						4,100,000
Change recognized in OCI						2,800,000
Interest rate swaps | Long term charter parties, Cap Corpus Christi and Cap Port Arthur | USD 173.6 million facility - Cap Corpus Christi and Cap Port Arthur
Disclosure of classes of share capital [line items]
Notional Value						63,490,000
Change recognized in OCI						2,807,000
Interest rate swaps | Suezmaxes Cedar and Cypress
Disclosure of classes of share capital [line items]
Notional Value						73,450,000
Financial instruments designated as hedging instruments, at fair value						3,300,000
Change recognized in OCI						3,300,000
Interest rate swaps | Suezmaxes Cedar and Cypress | Secured vessels loan 73.45M
Disclosure of classes of share capital [line items]
Notional Value								$ 73,450,000
Cap contracts
Disclosure of classes of share capital [line items]
Notional Value		$ 200,000,000				200,000,000
Financial instruments designated as hedging instruments, at fair value						0
Change recognized in OCI						304,000
Number of derivative contracts entered into | contract		2
Derivative, strike rate		3.25%
Commodity swap
Disclosure of classes of share capital [line items]
Notional Value						$ 54,800,000			$ 140,100,000